U.S. Bancorp (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Statement of Financial Position of Parent Company Only

CONDENSED BALANCE SHEET

At December 31 (Dollars in Millions)	2015	2014

Assets
Due from banks, principally interest-bearing	$9,426	$10,775
Available-for-sale securities	352	464
Investments in bank subsidiaries	41,708	39,599
Investments in nonbank subsidiaries	2,060	1,906
Advances to bank subsidiaries	3,150	2,650
Advances to nonbank subsidiaries	823	550
Other assets	983	1,762

Total assets	$58,502	$57,706

Liabilities and Shareholders’ Equity
Short-term funds borrowed	$25	$177
Long-term debt	11,453	13,189
Other liabilities	893	861
Shareholders’ equity	46,131	43,479

Total liabilities and shareholders’ equity	$58,502	$57,706

Condensed Income Statement of Parent Company Only

CONDENSED STATEMENT OF INCOME

Year Ended December 31 (Dollars in Millions)	2015	2014	2013

Income
Dividends from bank subsidiaries	$3,900	$3,850	$6,100
Dividends from nonbank subsidiaries	3	38	9
Interest from subsidiaries	120	123	118
Other income	55	64	66

Total income	4,078	4,075	6,293

Expense
Interest expense	292	335	325
Other expense	105	90	81

Total expense	397	425	406

Income before income taxes and equity in undistributed income of subsidiaries	3,681	3,650	5,887
Applicable income taxes	(207)	(94)	(88)

Income of parent company	3,888	3,744	5,975
Equity in undistributed income (losses) of subsidiaries	1,991	2,107	(139)

Net income attributable to U.S. Bancorp	$5,879	$5,851	$5,836

Condensed Statement of Cash Flows of Parent Company Only

CONDENSED STATEMENT OF CASH FLOWS

Year Ended December 31 (Dollars in Millions)	2015	2014	2013

Operating Activities
Net income attributable to U.S. Bancorp	$5,879	$5,851	$5,836
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed (income) losses of subsidiaries	(1,991)	(2,107)	139
Other, net	507	48	(40)

Net cash provided by operating activities	4,395	3,792	5,935

Investing Activities
Proceeds from sales and maturities of investment securities	153	46	75
Purchases of investment securities	(47)	(39)	(118)
Net (increase) decrease in short-term advances to subsidiaries	(273)	984	4,543
Long-term advances to subsidiaries	(500)	(1,800)	(750)
Principal collected on long-term advances to subsidiaries	–	1,400	–
Other, net	(6)	(52)	3

Net cash (used in) provided by investing activities	(673)	539	3,753

Financing Activities
Net (decrease) increase in short-term borrowings	(152)	39	4
Proceeds from issuance of long-term debt	–	3,250	1,500
Principal payments or redemption of long-term debt	(1,750)	(1,500)	(2,850)
Proceeds from issuance of preferred stock	745	–	487
Proceeds from issuance of common stock	295	453	524
Redemption of preferred stock	–	–	(500)
Repurchase of common stock	(2,190)	(2,200)	(2,282)
Cash dividends paid on preferred stock	(242)	(243)	(254)
Cash dividends paid on common stock	(1,777)	(1,726)	(1,576)

Net cash used in financing activities	(5,071)	(1,927)	(4,947)

Change in cash and due from banks	(1,349)	2,404	4,741
Cash and due from banks at beginning of year	10,775	8,371	3,630

Cash and due from banks at end of year	$9,426	$10,775	$8,371